OTHER RECEIVABLES (NON-CURRENT) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLES (NON-CURRENT)
Brought forward	£ 4,115	£ 4,151
Exchange movement		(36)
Cancelled on acquisition of GPUone subsidiaries	£ (4,115)
Total carrying amount of other receivables		£ 4,115